Postemployment benefit plans (Details 10) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Summary of long-term liability:
Postretirement benefits other than pensions	$ 3,502	$ 4,002
Other postemployment benefits	104	112
Defined contribution	302	334
Liability for postemployment benefits, long term	8,843	8,963
Pension plans
Summary of long-term liability:
Pensions	4,935	4,515
U.S. Pension Benefits
Summary of long-term liability:
Pensions	4,326	3,694
Non-U.S. Pension Benefits
Summary of long-term liability:
Pensions	$ 609	$ 821